NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND

SUPPLEMENT DATED JUNE 24, 2014

TO THE SUMMARY PROSPECTUS DATED FEBRUARY 10, 2014

Class B shares of Nuveen All-American Municipal Bond Fund are no longer being offered.

PLEASE KEEP THIS WITH YOUR

FUND’S SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-AAS-0614P